SHARE CAPITAL (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Common stock shares authorized	50,000,000	50,000,000
Common stock par value	$ 0.0001	$ 0.0001
Risk-free interest rate, minimum	0.17%	0.17%
Risk-free interest rate, maximum	2.51%	2.51%
Expected volatility, minimum	83.80%	83.80%
Expected volatility, maximum	122.79%	122.79%
Expected life	3 years	3 years
Expected dividends